Risk management	12 Months Ended
Dec. 31, 2018
Disclosure of risk management [Abstract]
Disclosure of risk management

4. RISK MANAGEMENT

The Group’s operating activity is exposed to various financial risks. The Group is required to analyze and assess the level of complex risks, and determine the permissible level of risks and manage such risks. The Group’s risk management procedures have been established to improve the quality of assets for holding or investment purposes by making decisions as how to avoid or mitigate risks through the identification of the source of the potential risks and their impact.

The Group has established an approach to manage the acceptable level of risks and reduce the excessive risks in financial instruments in order to maximize the profit given risks present, for which the Group has implemented processes for risk identification, assessment, control, and monitoring and reporting.

The risk is managed by the risk management department in accordance with the Group’s risk management policy. The Risk Management Committee makes decisions on the risk strategies such as the allocation of risk capital and the establishment of acceptable level of risk.

(1) Credit risk

Credit risk represents the possibility of financial losses incurred when the counterparty fails to fulfill its contractual obligations. The goal of credit risk management is to maintain the Group’s credit risk exposure to a permissible degree and to optimize its rate of return considering such credit risk.

1) Credit risk management

The Group considers the probability of failure in performing the obligation of its counterparties, credit exposure to the counterparty, the related default risk and the rate of default loss. The Group uses the credit rating model to assess the possibility of counterparty’s default risk; and when assessing the obligor’s credit grade, the Group utilizes credit grades derived using statistical methods.

In order to manage credit risk limit, the Group establishes the appropriate credit line per obligor, company or industry. It monitors obligor’s credit line, total exposures and loan portfolios when approving the loan.

The Group mitigates credit risk resulting from the obligor’s credit condition by using financial and physical collateral, guarantees, netting agreements and credit derivatives. The Group has adopted the entrapment method to mitigate its credit risk. Credit risk mitigation is reflected in qualifying financial collateral, trade receivables, guarantees, residential and commercial real estate and other collaterals. The Group regularly performs a revaluation of collateral reflecting such credit risk mitigation.

2) Maximum exposure to credit risk

The Group’s maximum exposure to credit risk refers to net book value of financial assets net of allowances, which shows the uncertainties of maximum changes of net value of financial assets attributable to a particular risk without considering collateral and other credit enhancements obtained. However, the maximum exposure is the fair value amount (recorded on the books) for derivatives, maximum contractual obligation for payment guarantees and unused loan commitment.

The maximum exposure to credit risk is as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018
Loans and other financial assets at amortized cost	Korean treasury and government agencies	—	13,547,154
	Banks	—	22,283,842
	Corporates	—	96,627,671
	Consumers	—	149,998,911

	Sub-total	—	282,457,578

Loans and receivables	Korean treasury and government agencies	8,823,584	—
	Banks	26,845,309	—
	Corporates	90,570,551	—
	Consumers	140,866,760	—

	Sub-total	267,106,204	—

Financial assets at FVTPL (IFRS 9)	Deposit	—	26,935
	Debt securities	—	1,824,155
	Loans	—	385,450
	Derivative assets	—	2,026,079

	Sub-total	—	4,262,619

Financial assets at FVTPL (IAS 39)	Deposit	25,972	—
	Debt securities	2,644,333	—
	Financial assets designated as at FVTPL	9,694	—
	Derivative assets	3,115,775	—

	Sub-total	5,795,774	—

Financial assets at FVTOCI	Debt securities	—	17,112,249
AFS financial assets	Debt securities	13,229,244	—
Securities at amortized cost	Debt securities	—	22,932,559
HTM financial assets	Debt securities	16,749,296	—
Derivative assets	Derivative assets (Designated for hedging)	59,272	35,503
Off-balance accounts	Guarantees	12,859,715	12,666,417
	Unused loan commitments	80,760,325	97,796,704

	Sub-total	93,620,040	110,463,121

	Total	396,559,830	437,263,629

a) Credit risk exposure by geographical areas

The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2017
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and receivables	250,678,479	4,104,912	2,823,247	1,094,988	381,890	8,022,688	267,106,204
Financial assets at FVTPL	5,551,870	2,937	—	148,955	—	92,012	5,795,774
AFS debt securities	12,407,602	52,259	151,131	—	—	618,252	13,229,244
HTM securities	16,606,692	—	63,732	—	—	78,872	16,749,296
Derivative assets (Designated for hedging)	16,590	—	—	42,682	—	—	59,272
Off-balance accounts	91,603,852	529,193	172,570	66,974	25,039	1,222,412	93,620,040

Total	376,865,085	4,689,301	3,210,680	1,353,599	406,929	10,034,236	396,559,830

	December 31, 2018
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and other financial assets at amortized cost	261,547,407	4,592,153	4,597,119	1,526,532	893,354	9,301,013	282,457,578
Securities at amortized cost	22,757,048	—	70,578	—	—	104,933	22,932,559
Financial assets at FVTPL	4,261,110	1,243	—	—	266	—	4,262,619
Financial assets at FVTOCI	15,697,518	261,085	103,755	24,960	2,247	1,022,684	17,112,249
Derivative assets (Designated for hedging)	35,503	—	—	—	—	—	35,503
Off-balance accounts	107,632,858	801,978	343,323	136,727	35,000	1,513,235	110,463,121

Total	411,931,444	5,656,459	5,114,775	1,688,219	930,867	11,941,865	437,263,629

(*)	Others consist of financial assets in Indonesia, Hong Kong, Singapore, and other countries.

b) Credit risk exposure by industries

The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code (Unit: Korean Won in millions):

	December 31, 2017
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and receivables	47,192,641	34,502,509	38,260,051	3,574,746	133,094,287	10,481,970	267,106,204
Financial assets at FVTPL	100,766	83,239	4,640,068	15,073	1,040	955,588	5,795,774
AFS debt securities	707,737	37,719	7,331,774	153,534	—	4,998,480	13,229,244
HTM securities	1,348,754	—	10,962,149	296,214	—	4,142,179	16,749,296
Derivative assets (Designated for hedging)	—	—	59,272	—	—	—	59,272
Off-balance accounts	16,892,926	21,427,378	9,841,379	3,842,479	36,928,554	4,687,324	93,620,040

Total	66,242,824	56,050,845	71,094,693	7,882,046	170,023,881	25,265,541	396,559,830

	December 31, 2018
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	48,319,987	34,972,072	40,338,823	3,295,967	145,715,074	9,815,655	282,457,578
Securities at amortized cost	1,157,512	—	13,414,743	527,847	—	7,832,457	22,932,559
Financial assets at FVTPL	120,659	153,159	3,117,845	16,118	7,614	847,224	4,262,619
Financial assets at FVTOCI	382,409	109,749	13,017,646	224,665	5,535	3,372,245	17,112,249
Derivative assets (Designated for hedging)	—	—	35,503	—	—	—	35,503
Off-balance accounts	17,645,104	22,300,388	9,654,685	4,146,708	49,948,865	6,767,371	110,463,121

Total	67,625,671	57,535,368	79,579,245	8,211,305	195,677,088	28,634,952	437,263,629

3) Credit risk exposure

a) Financial assets

The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (Designated for hedging), is as follows (Unit: Korean Won in millions):

•	Loans and receivables

	December 31, 2017
			Corporates
	Korean treasury and government agencies	Banks	General business	Small- and medium-sized enterprise	Project financing and others	Sub-total	Consumers	Total
Neither overdue nor impaired	8,825,767	26,861,286	50,463,112	34,107,547	5,547,950	90,118,609	139,886,407	265,692,069
Overdue but not impaired	8	—	65,616	63,067	—	128,683	878,406	1,007,097
Impaired	—	—	1,402,131	251,431	46,717	1,700,279	537,001	2,237,280

Total	8,825,775	26,861,286	51,930,859	34,422,045	5,594,667	91,947,571	141,301,814	268,936,446

Loss allowance	2,191	15,977	1,078,733	267,162	31,125	1,377,020	435,054	1,830,242

Total, net	8,823,584	26,845,309	50,852,126	34,154,883	5,563,542	90,570,551	140,866,760	267,106,204

•	Debt securities

The Group manages debt securities based on the external credit rating. Credit soundness of debt securities on the basis of External Credit Assessment Institution (ECAI)’s rating is as follows (Unit: Korean Won in millions):

	December 31, 2017
	Financial assets at FVTPL(*)	AFS debt securities	HTM securities	Total
AAA	1,685,099	9,897,689	15,806,327	27,389,115
AA- ~ AA+	722,923	2,386,567	888,547	3,998,037
BBB- ~ A+	236,311	876,482	52,188	1,164,981
Below BBB-	9,694	68,506	2,234	80,434

Total	2,654,027	13,229,244	16,749,296	32,632,567

(*)	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated as at FVTPL.

	December 31, 2018
	Stage 1		Stage 2		Stage 3	Total	Loss allowance	Total, net
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Loans and other financial assets at amortized cost	252,921,186	17,624,416	6,330,382	5,739,850	1,693,148	284,308,982	(1,851,404)	282,457,578
Korean treasury and government agencies	13,549,305	1,009	1	—	—	13,550,315	(3,161)	13,547,154
Banks	22,163,951	105,583	27,777	—	14,307	22,311,618	(27,776)	22,283,842
Corporates	77,160,502	15,550,301	655,907	3,424,215	1,034,030	97,824,955	(1,197,284)	96,627,671
General business	43,173,952	6,474,057	526,303	1,723,704	716,722	52,614,738	(817,002)	51,797,736
Small- and medium-sized enterprise	29,510,917	8,527,542	107,998	1,547,761	277,825	39,972,043	(335,469)	39,636,574
Project financing and others	4,475,633	548,702	21,606	152,750	39,483	5,238,174	(44,813)	5,193,361
Consumers	140,047,428	1,967,523	5,646,697	2,315,635	644,811	150,622,094	(623,183)	149,998,911
Securities at amortized cost	22,939,039	—	195	—	250	22,939,484	(6,925)	22,932,559
Financial assets at FVTOCI(*4)	16,940,654	146,442	25,153	—	—	17,112,249	(6,177)	17,112,249

Total	292,800,879	17,770,858	6,355,730	5,739,850	1,693,398	324,360,715	(1,864,506)	322,502,386

	December 31, 2018
	Collateral value
	Stage 1	Stage 2	Stage 3	Total
Loans and other financial assets at amortized cost	163,329,105	8,836,440	698,593	172,864,138
Korean treasury and government agencies	11,600	—	—	11,600
Banks	361,024	3,334	—	364,358
Corporates	51,595,949	2,509,620	426,325	54,531,894
General business	19,907,948	1,167,993	241,651	21,317,592
Small- and medium-sized enterprise	29,780,716	1,291,222	184,674	31,256,612
Project financing and others	1,907,285	50,405	—	1,957,690
Consumers	111,360,532	6,323,486	272,268	117,956,286
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI(*4)	—	—	—	—

Total	163,329,105	8,836,440	698,593	172,864,138

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*4)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

b) Guarantees and loan commitments

The credit quality of the guarantees and loan commitments as of December 31, 2018 as follows (Unit: Korean Won in millions):

	December 31, 2018
Financial assets	Stage 1		Stage 2		Stage 3	Total
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Off-balance accounts Guarantees	11,212,772	1,063,551	7,147	261,599	121,348	12,666,417
Loan commitments	91,734,567	3,632,586	1,529,330	880,518	19,703	97,796,704

Total	102,947,339	4,696,137	1,536,477	1,142,117	141,051	110,463,121

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

4) Collateral and other credit enhancements

During the current quarter, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group. As of December 31, 2018, there are no financial assets that do not recognize the allowance for losses just because financial assets have collateral.

5) For the financial assets that record loss allowance as total expected credit loss, the amortized cost before the change in contractual cash flows is 23,132 million won, and the net loss due to the change is 239 million won.

6) As the Group manages receivables that have not lost the right of claim to the debtor for the grounds of incomplete statute limitation and uncollected receivables under the related laws as receivable charge-offs, the balance as of December 31, 2018 is 9,578,796 million won.

(2) Market risk

Market risk is the possible risk of loss arising from trading activities and non-trading activities in the volatility of market factors such as interest rates, stock prices and foreign exchange rates. Market risk occurs as a result of changes in the interest rates and foreign exchange rates for financial instruments that are not yet settled, and all contracts are exposed to a certain level of volatility according to changes in the interest rates, credit spreads, foreign exchange rates and the price of equity securities.

1) Market risk management

For trading activities and non-trading activities, the Group avoids, bears, or mitigates risks by identifying the underlying source of the risks, measuring parameters and evaluating their appropriateness.

On a yearly basis, the Risk Management Committee establishes a Value at Risk (“VaR”, maximum losses) limit, loss limit and risk capital limit by subsidiaries for its management purposes. The limit by investment desk/dealer is independently managed to the extent of the limit given to subsidiaries and the limit by investment and loss cut is managed by the risk management personnel within the department.

The Group uses both a standard-based and an internal model-based approach to measure market risk. The standard-based approach is used to calculate individual market risk of owned capital while the internal model-based approach is used to calculate general capital market risk and it is used to measure internal risk management measure. For the trading activities, the Risk Management department measures the VaR limit by department, risk factor and loss limit on a daily basis and reports regularly to the Risk Management Committee.

2) Sensitivity analysis of market risk

The Group performs the sensitivity analysis both for trading and for non-trading activities.

For trading activities, the Group uses a VaR model that uses certain assumptions of possible fluctuations in market condition and, by conducting simulations of gains and losses, under which the model estimates the maximum losses that may occur. A VaR model predicts based on statistics of possible losses on the portfolio at a certain period currently or in the future. It indicates the maximum expected loss with at least 99% confidence level. In short, there exists a one percent possibility that the actual loss might exceed the predicted loss generated from the VaR calculation. The actual results are periodically monitored to examine the validity of the assumptions, variables, and factors that are used in VaR calculations. However, this approach cannot prevent the loss when the market fluctuation exceeds expectation.

For the non-trading activities, interest rate Earning at Risk (“EaR”) and interest rate VaR, which is based on the simulations of the Net Interest Income (“NII”) and Net Portfolio Value (“NPV”), are calculated for the Bank and the consolidated trusts, and the risks for all other subsidiaries are measured and managed by the interest rate EaR and the interest rate VaR calculations based on the Bank for International Settlements (“BIS”) Framework.

NII is a profit-based indicator for displaying the profit changes in short term due to the short-term interest changes. It will be estimated as subtracting interest expenses of liabilities from the interest income of assets. NPV is an indicator for displaying risks in economic view according to unfavorable changes related to interest rate. It will be estimated as subtracting the present value of liabilities from the present value of assets. EaR shows the maximum profit-loss amount, which indicates the maximum deduction amount caused by the unfavorable changes related to the interest rate of a certain period (i.e. 1 year). Interest rate VaR shows the potential maximum loss generated by the unfavorable changes during a certain period of time in the present or future.

a) Trading activities

The minimum, maximum and average VaR for the year ended December 31, 2017 and 2018, respectively, and the VaR as of December 31, 2017 and 2018, respectively, are as follows (Unit: Korean Won in millions):

	December 31, 2017	For the year ended December 31, 2017			December 31, 2018	For the year ended December 31, 2018
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	4,183	3,799	4,918	2,467	3,107	3,702	5,528	1,730
Stock price	909	2,863	4,419	909	2,353	2,669	5,081	1,138
Foreign currencies	4,750	5,051	6,636	4,061	4,972	4,678	6,136	3,439
Commodity price	—	31	188	—	—	3	24	—
Diversification	(4,472)	(4,621)	(6,798)	(2,067)	(4,445)	(4,869)	(8,155)	(1,815)

Total VaR(*)	5,370	7,123	9,363	5,370	5,987	6,183	8,614	4,492

(*)	VaR (Value at Risk): Maximum expected losses

b) Non-trading activities

The NII and NPV are calculated for the assets and liabilities owned by the Bank and consolidated trusts, respectively, by using the simulation method. The scenario responding to interest rate (“IR”) changes are as follows (Unit: Korean Won in millions):

	December 31, 2017		December 31, 2018
	NII(*1)	NPV(*2)	NII(*1)	NPV(*2)
Base case	4,916,138	23,472,792	4,895,332	24,636,678
Base case (Prepay)	4,916,015	23,163,942	4,887,799	24,225,946
IR 100bp up	5,361,546	22,886,122	5,575,470	24,415,761
IR 100bp down	4,386,437	24,127,559	4,329,543	24,907,344
IR 200bp up	5,806,723	22,372,208	6,603,132	24,232,738
IR 200bp down	3,452,590	24,830,482	3,508,859	25,245,667
IR 300bp up	6,251,897	21,929,189	7,560,155	24,079,415
IR 300bp down	2,254,609	26,633,807	3,352,267	25,680,084

(*1)	NII: Net Interest Income
(*2)	NPV: Net Portfolio Value

The interest EaR and VaR calculated based on the BIS Framework of subsidiaries other than the Bank and consolidated trusts are as follows (Unit: Korean Won in millions):

December 31, 2017		December 31, 2018
EaR(*1)	VaR(*2)	EaR(*1)	VaR(*2)
255,679	130,821	248,364	141,484

(*1)	EaR(Earning at Risk): Change of Maximum expected income and expense
(*2)	VaR(Value at Risk): Maximum expected losses

The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and liabilities and discrepancies in the terms of interest rates. Cash flows (both principal and interest), interest bearing assets and liabilities, presented by each re-pricing date, are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and receivables	161,653,892	41,671,530	7,614,159	6,411,841	54,150,998	26,272,958	297,775,378
AFS financial assets	2,150,708	2,500,103	2,016,711	2,367,762	4,229,000	601,735	13,866,019
HTM financial assets	2,286,179	2,161,467	1,433,425	1,687,362	9,369,794	345,868	17,284,095

Total	166,090,779	46,333,100	11,064,295	10,466,965	67,749,792	27,220,561	328,925,492

Liability:
Deposits due to customers	106,815,564	37,750,367	25,117,556	27,585,458	37,518,878	91,246	234,879,069
Borrowings	9,865,249	1,056,579	412,966	437,431	2,709,010	479,827	14,961,062
Debentures	1,955,902	2,452,240	1,018,563	1,752,847	19,770,538	2,869,766	29,819,856

Total	118,636,715	41,259,186	26,549,085	29,775,736	59,998,426	3,440,839	279,659,987

	December 31, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	159,894,065	45,387,214	8,878,060	9,903,959	46,459,450	4,201,379	274,724,127
Financial assets at FVTPL	371,984	32,278	24,951	64,838	145,121	27,536	666,708
Financial assets at FVTOCI	2,579,442	1,775,435	1,486,953	2,223,494	9,289,742	185,320	17,540,386
Securities at amortized cost	2,449,416	2,251,180	1,735,698	1,946,948	15,177,608	402,671	23,963,521

Total	165,294,907	49,446,107	12,125,662	14,139,239	71,071,921	4,816,906	316,894,742

Liability:
Deposits due to customers	100,232,916	44,207,416	29,419,951	35,427,657	40,130,055	72,276	249,490,271
Borrowings	9,971,680	1,924,390	670,404	518,167	2,723,156	626,364	16,434,161
Debentures	2,153,916	2,416,483	2,201,070	2,584,230	18,955,400	2,403,077	30,714,176

Total	112,358,512	48,548,289	32,291,425	38,530,054	61,808,611	3,101,717	296,638,608

3) Currency risk

Currency risk arises from the financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary items or financial instruments denominated in the functional currency.

Financial instruments in foreign currencies exposed to currency risk are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2017
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Loans and receivables	23,000	24,642,900	126,944	1,204,843	25,224	4,127,936	1,156	1,479,351	3,937,733	35,392,763
Financial assets at FVTPL	32	34,303	25	238	—	—	27	34,583	104,892	174,016
AFS financial assets	1,966	2,105,972	—	—	319	52,259	—	590	302,801	2,461,622
HTM financial assets	111	118,868	—	—	—	—	—	—	78,175	197,043

Total	25,109	26,902,043	126,969	1,205,081	25,543	4,180,195	1,183	1,514,524	4,423,601	38,225,444

Liability
Financial liabilities at FVTPL	41	43,423	79	752	—	—	19	24,878	69,977	139,030
Deposits due to customers	13,744	14,725,686	195,176	1,852,440	21,865	3,578,142	883	1,129,802	2,396,826	23,682,896
Borrowings	6,604	7,080,118	2,218	21,056	—	—	247	315,685	242,874	7,659,733
Debentures	3,467	3,714,411	—	—	700	114,555	—	—	375,749	4,204,715
Other financial liabilities	2,392	2,562,740	16,125	153,043	1,802	294,950	129	165,189	588,625	3,764,547

Total	26,248	28,126,378	213,598	2,027,291	24,367	3,987,647	1,278	1,635,554	3,674,051	39,450,921

Off-balance accounts	8,108	8,687,009	33,624	319,127	1,199	196,261	406	519,843	176,886	9,899,126

	December 31, 2018
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Loans and other financial assets at amortized cost	20,406	22,816,027	167,419	1,696,255	29,880	4,863,230	1,994	2,550,147	4,742,340	36,667,999
Financial assets at FVTPL	74	82,197	1,425	14,434	—	—	59	75,169	79,584	251,384
Financial assets at FVTOCI	1,472	1,645,595	—	—	1,604	261,085	—	—	729,581	2,636,261
Securities at amortized cost	52	58,489	—	—	—	—	—	—	175,552	234,041

Total	22,004	24,602,308	168,844	1,710,689	31,484	5,124,315	2,053	2,625,316	5,727,057	39,789,685

Liability
Financial liabilities at FVTPL	118	131,927	1,956	19,815	—	—	55	70,250	121,658	343,650
Deposits due to customers	11,159	12,477,154	169,770	1,720,072	23,967	3,900,923	887	1,135,149	4,392,936	23,626,234
Borrowings	6,606	7,386,616	3,834	38,847	381	61,947	286	365,585	505,541	8,358,536
Debentures	3,645	4,075,084	—	—	—	—	—	—	285,339	4,360,423
Other financial liabilities	2,522	2,820,290	28,955	293,362	1,818	295,919	193	246,584	18,527	3,674,682

Total	24,050	26,891,071	204,515	2,072,096	26,166	4,258,789	1,421	1,817,568	5,324,001	40,363,525

Off-balance accounts	7,453	8,333,153	33,347	337,868	1,557	253,366	474	606,714	823,655	10,354,756

(3) Liquidity risk

Liquidity risk refers to the risk that the Group may encounter difficulties in meeting obligations from its financial liabilities.

1) Liquidity risk management

Liquidity risk management is to prevent potential cash shortages as a result of mismatching the use of funds (assets) and sources of funds (liabilities) or unexpected cash outflows. The financial liabilities that are relevant to liquidity risk are incorporated within the scope of risk management. Derivatives instruments are excluded from those financial liabilities as they reflect expected cash flows for a pre-determined period.

Assets and liabilities are grouped by account under Asset Liability Management (“ALM”) in accordance with the characteristics of the account. The Group manages liquidity risk by identifying the maturity gap and such gap ratio through various cash flows analysis (i.e. based on remaining maturity and contract period, etc.), while maintaining the gap ratio at or below the target limit.

2) Maturity analysis of non-derivative financial liabilities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	148,008,777	29,563,310	18,175,348	32,468,110	7,409,118	2,624,594	238,249,257
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	163,369,548	34,227,903	20,685,876	35,392,463	31,233,494	8,703,862	293,613,146

	December 31, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	191,825	—	—	—	—	—	191,825
Deposits due to customers	145,187,689	33,825,662	22,186,833	42,046,740	7,098,907	1,870,334	252,216,165
Borrowings	6,373,835	2,846,294	1,874,069	1,607,985	3,156,128	642,017	16,500,328
Debentures	2,153,916	2,416,483	2,201,070	2,584,230	18,955,400	2,403,077	30,714,176
Other financial liabilities	14,240,022	44,572	169,996	1,201	90,615	2,288,560	16,834,966

Total	168,147,287	39,133,011	26,431,968	46,240,156	29,301,050	7,203,988	316,457,460

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	159,146,602	31,298,562	16,667,130	21,995,294	6,487,047	2,278,756	237,873,391
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	174,507,373	35,963,155	19,177,658	24,919,647	30,311,423	8,358,024	293,237,280

	December 31, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	191,825	—	—	—	—	—	191,825
Deposits due to customers	163,787,990	38,126,886	20,993,436	23,262,092	5,230,533	17,649	251,418,586
Borrowings	6,373,835	2,846,294	1,874,069	1,607,985	3,156,128	642,017	16,500,328
Debentures	2,153,916	2,416,483	2,201,070	2,584,230	18,955,400	2,403,077	30,714,176
Other financial liabilities	14,240,022	44,572	169,996	1,201	90,615	2,288,560	16,834,966

Total	186,747,588	43,434,235	25,238,571	27,455,508	27,432,676	5,351,303	315,659,881

3) Maturity analysis of derivative financial liabilities

Derivatives held for trading purpose are not managed in accordance with their contractual maturity, since the Group holds such financial instruments with the purpose of disposing or redemption before their maturity. As such, those derivatives are incorporated as “within 3 months” in the table below. Derivatives designated for hedging purpose are estimated by offsetting cash inflows and cash outflows.

The cash flow by the maturity of derivative financial liabilities as of December 31, 2017 and 2018 is as follows (Unit: Korean Won in millions):

	Remaining maturity
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2017	3,150,149	—	—	381	67,373	—	3,217,903
December 31, 2018	2,090,861	816	—	—	50,592	—	2,142,269

4) Maturity analysis of off-balance accounts (Guarantees and loan commitments)

The Group provides guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. Under a loan commitment, the Group agrees to make funds available to a customer in the future. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, unused loan commitments, and other guarantees, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance accounts are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Guarantees	12,859,715	12,666,417
Loan commitments	80,760,325	97,796,704

(4) Operational risk

The Group defines the operational risk that could cause a negative effect on capital resulting from inadequate internal process, labor work and systematic problem or external factors.

1) Operational risk management

The Group has been running the operational risk management system under Basel II. The Group developed Advanced Measurement Approaches (“AMA”) to quantify required capital for operational risk. This system is used for reinforcement in foreign competitions, reducing the amount of risk capitals, managing the risk, and precaution for any unexpected occasions. This system has been tested by an independent third party, and this system approved by the Financial Supervisory Service.

2) Operational risk measurement

To quantify required capital for operational risk, the Group applies AMA using internal and external loss data, business environment and internal control factors, and scenario analysis. For the operational risk management for its subsidiaries, the Group adopted the Basic Indicator Approach.

(5) Capital management

The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.

According to the above regulations, the Group is required to meet the following new minimum requirements: Common Equity Tier 1 capital ratio of 6.25% and 7.13%, a Tier 1 capital ratio of 7.75% and 8.63% and a minimum total capital ratio of 9.75% and 10.63% as of December 31, 2017 and 2018, respectively.

Details of the Group’s capital adequacy ratio as of December 31, 2017 and 2018 are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Tier 1 capital	16,074,987	17,275,539
Other Tier 1 capital	3,041,664	3,147,680
Tier 2 capital	3,486,555	3,827,573

Total risk-adjusted capital	22,603,206	24,250,792

Risk-weighted assets for credit risk	134,767,711	142,626,069
Risk-weighted assets for market risk	2,316,938	2,372,451
Risk-weighted assets for operational risk	9,677,559	9,972,430

Total risk-weighted assets	146,762,208	154,970,950

Common Equity Tier 1 ratio	10.95%	11.15%

Tier 1 capital ratio	13.03%	13.18%

Total capital ratio	15.40%	15.65%